Share-Based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2024 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,523,784
Granted during the period	365,220
Exercised during the period	(634,705)
Forfeited during the period	(112,848)
Ending balance	6,141,451
Vested at the balance sheet date	5,127,127
Beginning balance	€ 86.38
Granted during the period	122.89
Exercised during the period	42.03
Forfeited during the period	108.95
Ending balance	92.41
Vested at the balance sheet date	€ 88.2